DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC (Prospectus Summary) | DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Fund Summary
Investment Objective
The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC
Management fees	0.60%
Other expenses (including shareholder services fees)	0.15%
Total annual fund operating expenses	0.75%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC	77	240	417	930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
21.46% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax.
The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by The Dreyfus Corporation. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by The Dreyfus Corporation. The fund generally maintains a dollar-weighted average portfolio maturity between three and ten years.

The portfolio manager focuses on identifying undervalued sectors and securities.
To select municipal bonds for the fund, the portfolio manager uses fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trades among various sectors based on their apparent values.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund's holdings may be subject to the federal alternative minimum tax. In addition, the fund temporarily may invest in taxable bonds.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the funds share price.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance -
in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. To the extent the fund invests in high yield
("junk") bonds, its portfolio is subject to heightened credit risk.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.
The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at
www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter
Q3, 2009: 5.94%
Worst Quarter
Q4, 2010: -3.51%

The fund's year-to-date total return as of 6/30/11 was 4.30%.

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC	Fund returns before taxes	2.63%	3.57%	3.80%
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC After Taxes on Distributions	Fund returns after taxes on distributions	2.63%	3.57%	3.80%
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	2.97%	3.60%	3.82%
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND INC Barclays Capital 7-Year Municipal bond	Barclays Capital 7-Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	4.63%	5.17%	5.15%